Stock-Based Compensation - Restricted Stock Share Activity (Details) - Restricted Stock [Member] - $ / shares	1 Months Ended	3 Months Ended	5 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Feb. 13, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Non-vested, beginning of the period (in shares)		2,758,334	0
Granted (in shares)	1,920,832	1,920,832	4,679,166
Vested (in shares)		0	0
Forfeited (in shares)		0	0
Non-vested, beginning of the period (in shares)	2,758,334	4,679,166	4,679,166
Weighted-average grant date fair value
Non-vested, beginning of the period (in dollars per share)	$ 12.03	$ 11.61	$ 11.61	$ 0
Granted (in dollars per share)		10.99	11.61
Vested (in dollars per share)		0	0
Forfeited (in dollars per share)		0	0
Non-vested, ending of the period (in dollars per share)	$ 12.03	$ 11.61	$ 11.61